GOODWILL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Balance at the beginning of the period	3,458	3,534
Foreign exchange rate changes	238	(76)
Balance at the end of the period	3,696	3,458
Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	2,635	2,693
Foreign exchange rate changes	181	(58)
Balance at the end of the period	2,816	2,635
Energy
Goodwill
Balance at the beginning of the period	823	841
Foreign exchange rate changes	57	(18)
Balance at the end of the period	880	823